Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassification

Certain immaterial prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position and had immaterial impact on cash flows.

Non-controlling Interest

Non-controlling interest on the consolidated balance sheets is primarily from the consolidation of Hangzhou Dewang, a 51.05% owned subsidiary, and Hangzhou Yijiaxin IC Design Co., Ltd. (“Hangzhou Yijiaxin”), a wholly-owned subsidiary of Hangzhou Dewang, which became effectively 51.05% owned by the Company. The portion of the income or loss applicable to the non-controlling interest in the subsidiaries are reflected in the consolidated statements of operations and comprehensive loss.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates for the years ended December 31, 2024 and 2023 reflected in the Company’s consolidated financial statements include the impairment of goodwill and an intangible asset recognized from a business combination specifically related to the impairment of goodwill and an intangible asset recorded in fiscal year 2023 and the determination of fair value of an identified intangible asset recognized from a business combinations transaction closed in fiscal year 2024. Other accounting estimates include, but not limited to, estimates for inventory write-down, share-based compensation, useful lives of long-lived assets, credit losses, income taxes including valuation allowance for deferred tax assets, implicit interest rate of operating leases, and impairment of long-lived assets and goodwill other than impairment of an intangible asset and goodwill recognized from a business combination in fiscal year 2023, which is considered as a significant accounting estimate. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the United States dollar (“$, or US$”), which is the reporting currency of the Company. The functional currency of HK Ebang Communications, HK Ebang Information, all US and BVI entities is United State dollars, the functional currency of Ebang International, HK Ebang Technology is Hong Kong dollar (“HKD”), the functional currency of the PRC subsidiaries is Renminbi (“RMB”), the functional currency of the Australian entities is Australian dollar (“AUD”), and the functional currencies of the remaining subsidiaries are generally the local currencies used in the countries where these subsidiaries are incorporated.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Revenues, costs and expenses are translated at the average rates for the annual period. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive loss as exchange gain (loss).

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Restricted cash

Restricted cash mainly represents the bank deposit pledged in exchange for bank guarantee services related to the Company’s performance of product repairment under factory warranty and the Company’s lease of certain office space. Restricted cash also includes the Company’s payment regarding the security for the defendant’s cost associated with a legal matter where the Company is the plaintiff. As of December 31, 2025 and 2024 the Company had restricted cash balance of US$827,941 and US$1,182,197, respectively.

Short-term investments

The Company’s short-term investments primarily consist of wealth management products with certain financial institutions, which are subject to variable rates of return or not principal-guaranteed. These investments are classified as available-for-sale debt securities and reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss on the consolidated balance sheets, if any. Realized gains and losses from the sale of available-for-sale debt securities are determined on an aggregate approach basis and are included in the consolidated statements of operations and comprehensive loss.

Short-term investments also include investments in marketable securities, which are accounted for under ASC 321 and reported at their readily determinable fair values as quoted by market exchanges with changes in fair value recognized in earnings.

Current expected credit losses

The Company’s financial assets, primarily accounts receivable and other receivable, are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers or counterparties and the related receivables, which include type of the products and services the Company provides, nature of the customers or counterparties, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded a net credit loss (reversal of credit loss) on other receivable of US$35,465, US$(1,129,096) and US$1,279,226, respectively, and a net credit loss (reversal of credit loss) on accounts receivable of US$261,522, US$76,953 and US$(304,112), respectively.

Inventories, net

Inventories consist of finished goods, work in process, and raw materials. Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

Business combination

The Company accounts for its business combination using the acquisition method of accounting in accordance with ASC 805, “Business Combinations”. The purchase price of the acquisition is allocated to the assets, liabilities, identifiable intangible assets acquired, and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred. Consideration transferred in a business acquisition is measured at fair value as of the date of acquisition. Transaction costs directly attributable to the acquisition are expensed as incurred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather assessed for impairment annually or more frequently if there are indicators of impairment present, applying a fair-value based test.

When performing the annual impairment test, the Company has the option of performing a qualitative or quantitative assessment to determine if an impairment has occurred. If a qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Company would be required to perform a quantitative impairment analysis for goodwill. The quantitative analysis requires a comparison of fair value of the reporting unit to the carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The fair value is generally determined using the income approach. For the years ended December 31, 2025, 2024 and 2023, the Company recognized US$1,327,457, nil and US$2,299,628 impairment of goodwill, respectively.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings	20 years
Land	Not depreciated
Computer software	10 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Office equipment	3-5 years
Motor vehicles	5 years
Mechanical equipment	3-10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Construction in progress represents assets under construction. All direct costs relating to the construction are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Cryptocurrencies

Cryptocurrencies are included in other assets in the consolidated balance sheets due to the Company primarily holds cryptocurrencies for long-term price appreciation and plans to sell them to support operations as needed. Purchases and sales of cryptocurrencies for fiat currency are classified as investing activities in the Company’s consolidated statements of cash flows. The Company retains all cryptocurrencies received from operations and may periodically make strategic disposal of the cryptocurrencies held. The balance of cryptocurrency is immaterial as of December 31, 2024 and there is no outstanding cryptocurrencies balance as of December 31, 2025.

As a result of adopting ASC 350-60, Intangibles — Goodwill and Other, (“ASC 350-60”) on January 1, 2025 following modified retrospective method, cryptocurrencies are measured at fair value as of each reporting period. The fair value of cryptocurrencies are measured using the period-end closing price from the principal market in accordance with ASC 820, Fair Value Measurement ("ASC 820"). The changes in cryptocurrencies valuation due to remeasurement in fair value within each reporting period are included in other income or expenses in the consolidated statements of operations and comprehensive loss. In accordance with ASC 350-60, the Company discloses realized gains and losses from the sale of cryptocurrencies and such gains and losses are measured as the difference between the cash proceeds and the cost basis of cryptocurrencies as determined using first-in-first-out method. The adoption of ASC 350-60 had immaterial impact on the Company’s prior years’ consolidated financial statements. For the year ended 2025, the changes in cryptocurrencies valuation and realized gains and losses were immaterial.

Intangible assets, net

The Company’s intangible assets with finite useful lives primarily consist of non-patent technology and land use right. The Company typically amortizes its intangible assets with finite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives.

The intangible assets acquired in connection with business combinations are recognized and measured at fair value at the time of acquisition. See Note 3.

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its land use rights using the straight-line method over the periods the rights are granted.

The estimated useful lives are as follows:

Land use right	50 years
Software	18 - 65 months
Technologies	1 - 10 years
Patents	2 - 10 years
Licence	20 years
Long-term contract	9.25 years

Impairment of long-lived assets other than goodwill

Long-lived assets, including property, plant and equipment, right-of-use assets and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of the Company’s current assets and current liabilities except for short-term investments and operating lease liability – related party, current are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

The Company’s non-financial assets, including intangible assets, goodwill and property, plant and equipment are measured at fair value when an impairment charge is recognized.

The financial asset carried at fair value on a recurring basis as of December 31, 2025 and 2024 is as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance

Short-term investments
As of December 31, 2025	$109,887	$6,059,928	-	$6,169,815
As of December 31, 2024	$215,375	$4,691,385	$-	$4,906,760

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

The Company accounts for its revenue in accordance with ASC 606, Revenue from Contracts with Customers (“Topic 606”) for all periods presented. Consistent with the criteria of Topic 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services to the extent the Company deems the collection of such consideration is probable. Value-added tax that the Company collects concurrent with revenue-producing activities is excluded from revenue.

Product revenue

The Company generates product revenue from the sale of Bitcoin mining machines and related accessories, telecommunication products and solar and battery storage products and related accessories.

Product revenue - Bitcoin mining machines and related accessories

The Company generates product revenue from the sale of Bitcoin mining machines and related accessories directly to a customer, such as a business or individual engaged in Bitcoin mining activities. The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to customers. The Company’s sales arrangements for Bitcoin mining machines usually require a full prepayment before the delivery of products. The advance payment is not considered a significant financing component because the period between the Company transfers a promised good to a customer and when the customer pays for that good is short. The Company also offers credit sales to certain customers and the payment terms under credit sales generally consist of full payment of consideration within one year after the shipping date.

Product revenue - Telecommunication products

The Company generates revenue from the sale of telecommunication products directly to a customer, such as a business or individual engaged in telecommunication businesses. The Company recognizes revenue at a point in time when products are delivered and customer acceptance is received. For the sales arrangements of telecommunications products, the Company generally requires payment upon issuance of invoices.

Product revenue - Solar and battery storage products and related accessories

The Company generates revenues from providing customers with solar and battery storage products by selling to customers renewable energy products and related accessories, which primarily consisting of inverters, batteries and related parts and accessories. The Company recognizes revenue at a point in time when products are picked up by the customers or handed over to the carrier upon leaving the warehouse according to the terms agreed with customers.

The Company elected to account for shipping and handling fees that occur after the customer has obtained control of goods, for instance, free on board shipping point arrangements, as a fulfillment cost and accrues for such costs. The Company provides assurance-type warranty for the products sold, and the repairment cost incurred was immaterial for the year ended December 31, 2025. The Company records losses associated with assurance-type warranty when a loss is probable and can be reasonably estimated.

Service revenue

The Company generates service revenue mainly from the cross-border payment and foreign exchange services, cryptocurrency exchange services, SaaS data visualization and analytics solutions and rental services.

Service revenue - Cross-border payment and foreign exchange services

The Company generates revenue from cross-border payment and foreign exchange services started from March 2022 in connection with the acquisition of Ebonfx Australia Pty Ltd. See Note 3.

For the majority of the cross-border payment and foreign exchange services, customers agree to terms and conditions for all transactions, either at the time of initiating a transaction or signing a contract with the Company to provide payment services to the customers. Revenue is measured as the difference between the exchange rate set by the Company to the customer and a rate available in the wholesale foreign exchange market. The Company executes the transaction and makes payments to the recipient to satisfy its performance obligation to the customer, and therefore, the Company recognizes revenue at a point in time when this performance obligation has been fulfilled.

Service revenue - Cryptocurrency exchange services

The Company generates revenue from cryptocurrency exchange service by facilitating the customers’ cryptocurrency transactions via the Company’s proprietary exchange platform or through an offline, over-the-counter (“OTC”) transaction facilitation process. The Company acts as an agent in the transactions and presents revenue for the fees earned on a net basis.

Cryptocurrency exchange transactions were matched on the Company’s proprietary exchange platform when a customer submits an offer to buy, sell, or convert cryptocurrencies, and another customer accepts and settles that offer. The Company charges a service fee in fiat currency or cryptocurrencies at transaction level in amount calculated based on volume which varies depending on the payment type and the value of the transaction. The Company also conducts cryptocurrency exchange services through its OTC execution typically by acting as an agent and providing transaction matching to the customers’ offers through the utilization of liquidity providers. In the case when a customer raises the need to buy cryptocurrencies, the Company will help the customer to look for a matching need to sell the same quantity of cryptocurrencies from a liquidity provider. When the Company finds such a liquidity provider, the Company asks for the selling rate, and applies a margin to the rate and offer to the customer. If the customer agrees to the rate, the Company facilitates the transaction. Revenue generated from the transaction matching through OTC facilitation is measured to be the margin applied to the rate set by the liquidity provider and the transaction price is charged and collected in fiat currency. The Company considers its performance obligation satisfied and recognizes revenue at a point in time when the transaction is processed. Contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, contracts are defined at the transaction level and do not extend beyond the service already provided. The Company does not provide refunds, concession, or reversal of a completed transaction.

Judgment is required in determining whether the Company is the principal or the agent in transactions among customer or between customers and liquidity providers. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the cryptocurrency provided before it is transferred to the customer (gross) or whether it acts as an agent by arranging for another customer or a liquidity provider to provide the cryptocurrency to the customer (net). The Company does not control the cryptocurrency being provided before it is transferred to the buyer and does not have inventory risk related to the cryptocurrency. The Company also does not set the price for the cryptocurrency as the price involved in the transaction is a market or a negotiated rate between customers or parties. As a result, the Company acts as an agent in facilitating the ability for a customer to purchase cryptocurrencies from another customer.

The Company commenced the cryptocurrency exchange business in 2022. For the years ended December 31, 2025, 2024 and 2023, the revenue generated from the cryptocurrency exchange services was primarily from the transaction matching facilitated through OTC execution.

Service – SaaS data visualization and analytics solutions

The Company generates revenues from SaaS data visualization and analytics solutions by providing a visualized platform for energy utility companies to monitor and analyze energy use and power quality.

Revenue is recognized over time as the services are continuously rendered throughout the contract period, as the customer simultaneously receives and consumes the benefits provided by the Company. Revenue is measured based on the contractual terms.

Service revenue – rental services

The Company started to generate lease revenue in 2024 by leasing its constructed building to customers. Lease revenue is recognized under ASC 842. See Note 2 “Lease, from the perspective as a lessor” for more discussion.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 16 for information regarding revenue disaggregation by revenue streams and countries.

Contract balances

The Company classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and has the unconditional right to receive consideration. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of December 31, 2025 and 2024, the Company had no contract assets.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the products or services to the customer or other conditions under the terms of a sales contract. As of December 31, 2025 and 2024 and 2023 the Company recorded contract liabilities of US$14,812, US$55,403 and US$69,361 respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2025, 2024 and 2023, US$56,257, US$68,237 and US$1,209 of revenue was recognized from the contract liabilities balance as of December 31, 2025, 2024 and 2023, respectively.

Segment reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer of the Company who regularly reviews entity-wide financial information based on U.S. GAAP and measures the performance of the Company as a whole by analyzing segment profitability based on the consolidated net income (loss) when making decisions about allocating resources and assessing performance of its businesses, and hence, the Company has determined that it has only one operating segment. The measure of segment assets is reported on the balance sheet as total assets. There are no other expense categories except for cost of revenues regularly provided to the CODM that are not already included in the primary financial statements herein. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. See Note 16.

Selling and handling expenses

Selling and handling costs amounted to US$483, US$2,195 and US$6,630 for the years ended December 31, 2025, 2024 and 2023, respectively. Selling and handling costs are expensed as incurred and included in selling expenses.

General and administrative expenses

General and administrative expenses consist primarily of research and development expenses, salary and welfare for general and administrative personnel, rental expenses, depreciation and amortization associated with general and administrative personnel, allowance for credit losses, impairment of intangible assets, entertainment expenses, general office expenses and professional service fees.

The Company recognizes research and development expenses when incurred. Research and development expenses amounted to US$4,092,060, US$5,425,946 and US$7,401,430 for the years ended December 31, 2025, 2024 and 2023, respectively.

Lease

From the perspective as a lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. For the initial measurement of the lease liabilities, the Company uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Operating lease liabilities related to lease payments due within one year and over are classified as current and non-current, respectively, in the consolidated balance sheets. The ROU asset is measured as the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. For leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements.

From the perspective as a lessor

The Company recognizes rental revenue under ASC 842, and all the lease contracts are operating leases. The Company has elected to exclude from revenue and expenses sales taxes and other similar taxes collected from its tenants. The Company leases office space for its customers and generates revenues from monthly rent in the form of rental fees. The Company has elected to account for the non-lease components with the lease component as a single component and the combined component is recognized under ASC 842. The price of each contract varies primarily based on the size of office space leased by the customers. The Company’s lease contracts typically include a rent escalation clause and the periodic payment amount is fixed in the contracts. The Company recognizes rental revenue upon the Company provides the customers access to the office space. Rental revenue is recognized over the lease term on a straight-line basis, subject to a collectability assessment, with the difference between the contractual rental receipts and the straight-line amounts included in accounts receivable. The leases typically do not have renewal options, and a penalty is imposed if the customers early terminate the leases. Renewal of contracts is on a negotiation basis before termination.

Prior to moving into an office, customers are generally required to provide the Company with a rental retainer in amount specified in the terms of the lease agreements. The retainer typically cannot be applied against the customers’ unpaid balance of rental or other fees.

Future minimum undiscounted lease collections from the contracts existing as of December 31, 2025 were as follows:

As of December 31, 2025
2026	$1,167,794
2027	1,167,794
2028	1,214,506
2029	1,214,506
2030	1,214,506
Thereafter	5,102,869
Total	$11,081,975

Government grants

Government grants represent cash subsidies received from PRC government. Cash subsidies that have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local businesses. Total government grants received amounted to US$39,121, US$52,191 and US$62,600 for the years ended December 31, 2025, 2024 and 2023, respectively.

Value-added taxes

Revenue is recognized net of value-added taxes (“VAT”). VAT is based on gross sales price and the VAT rate applicable to the Company is 17% for the period from the beginning of 2018 until the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% since April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities. Furthermore, the Company’s subsidiaries in China may be qualified to receive a refund on VAT for the excess input VAT after meeting certain prerequisites specified in relevant regulations prescribed by the State Tax Bureau of the PRC.

For the year ended December 31, 2025, the Company recorded impairment on VAT recoverable, current of US$2.4 million, included in the cost of revenues and general and administrative expenses on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2024 and 2023, the Company recorded impairment on VAT recoverable, non-current of US$ nil and US$16.7 million, respectively, included in the cost of revenues on the consolidated statements of operations and comprehensive loss. The impairment of VAT recoverable incurred during the years ended December 31, 2025 and 2023 were primarily related to Hangzhou Ebang Shengye and Zhejiang Ebang, respectively, as the Company determined the VAT could not be recovered. The Company expects to use or receive the remaining VAT recoverable in future operations.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provisioned in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currency.

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net loss attributable to Ebang International Holdings Inc., divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset the accumulated loss.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places the cash and cash equivalents with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for credit losses primarily based upon various factors surrounding the credit risk of specific customers and general economic conditions. Refer to the current expected credit loss policy.

Recently issued accounting pronouncements

Recent Accounting Pronouncements Adopted

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities that hold crypto assets to subsequently measure such assets at fair value with changes recognized in net income each reporting period. The guidance also requires crypto assets measured at fair value to be presented separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets to be presented separately on the income statement from changes in the carrying amounts of other intangible assets. The new standard is effective for the Company beginning December 15, 2024, with early adoption permitted. The Company has adopted ASC 2023-08 starting from January 1, 2025 and the adoption does not have a material impact to the overall financial presentation.

On December 14, 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Group beginning December 15, 2024, with early adoption permitted. The amendments should be applied on a prospective basis and retrospective application is also permitted. The Group adopted ASU 2023-09 prospectively for the year ended December 31, 2025.

Recent Accounting Pronouncements Issued but not yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Reporting Comprehensive Income — Expense Disaggregation Disclosures” (subsequently amended by ASU 2025-01), which focuses on improving the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, SG&A, and research and development). ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard and does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In July 2025, the FASB issued ASU No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets. This ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. ASU No. 2025-05 should be applied prospectively. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures and expects no material change if adopting ASU No. 2025-05.